INTANGIBLE ASSETS, NET (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment			$ 56	$ 26,909
Amortization Expense Continuing Operations	$ 4,776	$ 1,341
Amortization Expense Discontinued Operations	$ 0	$ 27